PROFITS INTEREST UNITS (Tables)	12 Months Ended
Dec. 31, 2020
PROFITS INTEREST UNITS
Schedule of activity of all PIUs

		Weighted-Average
		Grant-Date
	Number of PIUs	Fair Value
Balance at January 1, 2019	20,890,124	$0.41
Granted	3,692,699	$0.38
Forfeited	(2,848,653)	$0.41
Balance at December 31, 2019	21,734,170
Granted	7,843,107	$0.60
Forfeited	(2,152,315)	$0.35
Balance at December 31, 2020	27,424,962	$0.43

Schedule of assumptions in conjunction with the Contingent Claims Analysis Model to estimate the fair value of the PIUs

	Year Ended	Year Ended
	December 31, 2019	December 31, 2020
Expected volatility	49.00%	55.00%
Risk-free interest rate	1.90%	0.20%
Expected term (in years)	4.6	3.2%
Expected dividend yield	—%	—%